DFA Investment Dimensions Group Inc
United States Securities & Exchange Commission
Washington D.C. 20549
Form 24F-2
Annual Notice of Securities Sold Pursuant for Rule 24F-2

24f-2
October 31, 2013
1.  Name and address of issuer

	DFA Investment Dimensions Group Inc.
6300 Bee Cave Road, Building One
Austin, TX 78746

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes)
	[x]

3a.  Investment Company Act File Number:

	811-3258

3b.  Securities Act File Number:

	2-73948

4a.  Last day of fiscal year for which this Form is filed:

	October 31, 2013

4b. [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4c. [] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):	62,337,739,276

	(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:	35,435,759,952

	(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no earlier
than October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:	0

	(iv)  Total available redemption credits [add items
5(ii) and 5(iii)]:	(35,435,759,952)

	(v)  Net sales -- if item 5(i) is greater than item
5(iv) [subtract item 5(iv) from item 5(i)]:	26,901,979,324

	(vi)  Redemption credits available for use in future
years - if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:	0

	(vii)  Multiplier for determining registration fee
(See Instruction C.9):	   .0001288

	(viii)  Registration fee due [multiply item 5(v) by
item 5(vii)] (enter "0" if no fee is due):	3,464,974.94

6.  Prepaid Shares:

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or
shares or other units) deducted here:	.  If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here:	0.00

		.
7.  Interest Due: If this Form is being filed more than 90 days after the end of the issuer's fiscal year:
	0.00

8. Total of the amount of registration fee due plus any interest due [line 5(viii) plus line 7]:

	3,464,974.94

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 29, 2014

	Method of Delivery:

	[x] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by the following persons
on behalf of the issuer and in the capacities and on the dates indicated. By (Signature and Title)*
/s/ Valerie A. Brown
Valerie A. Brown
Vice President
Date "January 29, 2014"
*Please print the name and title of the signing officer below the